Corporate Information (Details)		12 Months Ended
	Sep. 14, 2021	Dec. 31, 2022
Corporate Information
Share split	0.0004	0.0004
Percentage of shares acquired		31.40%
Business Combination Agreement
Corporate Information
Percentage of shares acquired	100.00%